CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Current Assets
Unrestricted		$ 17,537,000	$ 140,478,000	$ 5,301,000
TOTAL CURRENT ASSETS		100,692,000	199,861,000
TOTAL ASSETS	[1]	876,571,000	2,364,109,000
Current liabilities
TOTAL CURRENT LIABILITIES		241,664,000	198,773,000
TOTAL LIABILITIES	[1]	353,912,000	299,940,000
Commitments (Note 6)
Stockholders' (Deficit) Equity
Additional paid-in capital		315,375,000	312,946,000
Accumulated deficit		(309,545,000)	(39,418,000)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS' EQUITY		876,571,000	2,364,109,000
Foresight Acquisition Corp
Current Assets
Unrestricted				100,935	$ 179,512
Prepaid expenses				355,188
TOTAL CURRENT ASSETS				456,123	179,512
Deferred offering costs					215,448
Cash and securities held in Trust Account				316,267,136
TOTAL ASSETS				316,723,259	394,960
Current liabilities
Accrued expenses				21,284,300	2,286
Accrued offering costs				15,450	94,960
Advance from related parties				150,000
Promissory note - related party					275,000
TOTAL CURRENT LIABILITIES				21,449,750	372,246
Warrant liabilities				13,213,259
TOTAL LIABILITIES				34,663,009	372,246
Commitments (Note 6)
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital					24,209
Accumulated deficit				(34,190,624)	(2,286)
Total Stockholders' (Deficit) Equity				(34,189,750)	22,714
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS' EQUITY				316,723,259	394,960
Class A common
Stockholders' (Deficit) Equity
Common stock		$ 4,000	$ 4,000
Class A common | Foresight Acquisition Corp
Stockholders' (Deficit) Equity
Common stock				874
Class A Common Stock subject to possible redemption | Foresight Acquisition Corp
Current liabilities
Class A common stock subject to possible redemption, 31,625,000 and no shares at redemption value as of December 2, 2021 and December 31, 2020, respectively				$ 316,250,000
Common Class B | Foresight Acquisition Corp
Stockholders' (Deficit) Equity
Common stock					$ 791

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.